Bank Loans and Other Borrowings	12 Months Ended
Mar. 31, 2023
Bank Loans and Other Borrowings [Abstract]
BANK LOANS AND OTHER BORROWINGS

NOTE 9 – BANK LOANS AND OTHER BORROWINGS

	As of March 31,			Maturity	Interest
	2022	2023	2023	Date	Rate
	(RMB)	(RMB)	(US$)
China Guangfa Bank Co., Ltd. - Shenyang Branch (1)	46,456,142	41,191,031	$5,994,300	2023/10/13- 2023/12/16	5.66%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch (2)	64,647,870	82,964,518	12,073,361	2023/6/29- 2023/12/12	5.30%
Citi Bank (3)	234,743	-	-	2022/5/1	1.00%
R-Bridge Healthcare Fund, LP (4)	394,999	-	-	2026/9/15	4.00%
China CITIC Bank Shenyang Tiexi Branch (5）	-	23,596,350	3,433,845	2023/10/13- 2023/11/9	5.00%
China CITIC Bank Shenyang Tiexi Branch (6）	-	5,000,000	727,622	2023/5/25- 2023/7/17	3.25%
China Construction Bank Shenyang Heping Branch (7）	-	31,330,000	4,559,279	2023/9/8- 2023/11/24	4.00%
China Construction Bank Shenyang Heping Branch (8）	-	988,000	143,778	2024/1/12	3.90%
Zhongguancun Technology Leasing Co., Ltd (10)	-	8,666,664	1,261,212	2025/11/7	5.00%
Bank loans due within one year	111,733,754	193,736,563	$28,193,397

R-Bridge Healthcare Fund, LP (4)	253,928,000	274,868,000	40,000,000	2026/9/15	4.00%
China Construction Bank Shenyang Heping Branch (9)	-	4,430,000	644,673	2024/9/16	4.00%
Zhongguancun Technology Leasing Co., Ltd (10)		14,492,596	2,109,026	2025/11/7	5.00%
Long-term bank loans	253,928,000	293,790,596	$42,753,699
Total bank loans	365,661,754	487,527,159	$70,947,096

(1)	On September 13, 2021, YS Group entered into a credit facility of RMB100 million with China Guangfa Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew RMB41.2 million in total from October 14 2022 to January 13, 2023 with interest at 5.66%, which is due from October 13, 2023 to December 16, 2023. In June, 2023, YS Group repaid RMB31.7 million in advance.

(2)	On July 12, 2021, YS Group entered into a credit facility of RMB140 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew down RMB83.0 million from June 30, 2022 to December 13, 2022 with interest at 5.30%, which is due from June 29, 2023 to December 12, 2023. In April and July, 2023, YS Group repaid RMB20.9 million and RMB32.4 million in advance, respectively.

(3)	On May 2, 2020, YS Group borrowed RMB1,103,609 (US$166,400) with interest at 1.00% from Citi Bank. The loan was due on May 1, 2022. Before March 31, 2022, YS Group repaid approximately RMB869,000 (US$129,422). As of March 31, 2022, the balance of approximately RMB235,000 (US$36,978) was outstanding, which amount was repaid in full in May, 2022.

(4)	On March 16, 2022, YS Group entered into a facility agreement with R-Bridge Healthcare Fund, LP, as agent, to finance RMB274,868,000 (US$40,000,000) for 54 months with interest at 4.00%. YS Group shall repay the loan in instalments by repaying on each Repayment Date which means the fifth business day after each financial quarter date an amount equal to the relevant percentage of the aggregate outstanding principal amount of the loan as at the end of the Availability Period as set out in the table below:

Repayment Date	Repayment Instalment
April 7, 2025	6,400,000
July 7, 2025	6,400,000
October 7, 2025	6,400,000
January 7, 2026	6,400,000
April 7, 2026	6,400,000
July 7, 2026	8,000,000
Total	40,000,000

Under the terms of the Facility Agreement, YS Group and Agent are also entering into a Deed, pursuant to which YS Group will pay to Agent, the Royalties on the Products as contingent interest in addition to the payments made to Agent under the Facility Agreement, on the terms and subject to the conditions of the Deed. YS Group is obliged to pay royalties to such agent as contingent interest for the facility based upon YS Group’s annual net sales of rabies vaccines by multiplying the royalty rate ranging from 1.5% to 3.5% by the corresponding amount incremental net sales for that financial year.

YS Group shall pay accrued interest on the Loan on each Payment Date. As of March 31, 2023, YS Group accrued approximately RMB23.4 million (US$3.4 million) of interest.

(5)	On January 13, 2023, YS Group entered into a credit facility of RMB40 million with China CITIC Bank Shenyang Tiexi Branch, due on November 29, 2023, to finance its working capital requirements. YS Group drew RMB23.6 million from January 18, 2023 to February 17, 2023 with interest at 5.00%, which is due from October 13, 2023 to November 9, 2023.

(6)	On May 6, 2022, China CITIC Bank Shenyang Tiexi Branch issued one letter of credit of RMB5.0 million to YS Group with interest at 3.25%. As of March 31, 2023, YS Group had RMB4.7 million in letters of credit issued, which is due from May 19, 2023 to July 17, 2023. From May to July 2023, YS Group repaid RMB4.7 million.

(7)	From September 9, 2022 to November 25, 2022, YS Group borrowed RMB31.3 million in total with interest at 4.00% from China Construction Bank Shenyang Heping Branch for one year. The loan will be due from September 8, 2023 to November 24, 2023. On June 5, 2023, YS Group repaid RMB9.7 million in advance.

(8)	On January 16, 2023, YS Group borrowed RMB988,000 with interest at 3.90% from China Construction Bank Shenyang Heping Branch for one year. The loan will be due on January 12, 2024.

(9)	On March 17, 2023, YS Group borrowed RMB4.4 million with interest at 4.00% from China Construction Bank Shenyang Heping Branch for 18 months. The loan will be due on September 16, 2024.

(10)	On November 8, 2022, YS Group borrowed RMB26.0 million with interest at 5.00% from Zhongguancun Technology Leasing Co., Ltd for 36 months. YS Group shall repay RMB722,222 monthly from December 15, 2022 to October 15, 2025 and pay the last repayment of RMB722,230 on November 7, 2025. YS Group repaid RMB2.9 million from December 2022 to March 2023. The balance of RMB23.1 million is outstanding, of which RMB8.6 million is due within one year. From April 13 to July 17, YS Group repaid RMB2.9 million according to the arrangement.

YS Group recorded RMB32.0 million, RMB2.8 million and RMB5.8 million of interest expense for the years ended March 31, 2023, 2022 and 2021, respectively.